Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) award	Dec. 31, 2019 USD ($) award	Dec. 31, 2018 USD ($) award
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	496,000	591,000	616,000
Granted	138,268	217,000	175,944
Vested	(188,000)	(276,000)	(199,000)
Share capital consolidation		(21,000)
Lapsed or cancelled	(33,000)	(15,000)	(2,000)
Ending balance	413,000	496,000	591,000
Fair value of awards granted during the year | $	$ 49.659	$ 58.887	$ 60.662
Weighted average remaining contract life (years)	1 year	1 year 1 month 6 days	1 year
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	695,000	1,088,000	2,393,000
Granted	383,000	286,746	257,000
Vested	(179,000)	(293,000)	(702,000)
Lapsed or cancelled	(85,000)	(387,000)	(860,000)
Ending balance	814,000	695,000	1,088,000
Fair value of awards granted during the year | $	$ 24.735	$ 49.856	$ 47.487
Weighted average remaining contract life (years)	1 year 4 months 24 days	1 year 3 months 18 days	9 months 18 days
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,275,000	1,301,000	916,000
Granted	696,094	539,567	526,879
Vested	(413,000)	(422,000)
Lapsed or cancelled	(137,000)	(144,000)	(142,000)
Ending balance	1,421,000	1,275,000	1,301,000
Fair value of awards granted during the year | $	$ 43.975	$ 58.621	$ 59.660
Weighted average remaining contract life (years)	1 year 3 months 18 days	1 year 2 months 12 days	1 year 2 months 12 days